SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
	Jan. 09, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Majesco Entertainment Company ("Majesco)
Significant Accounting Policies [Line Items]
Percentage owned	51.00%
Canada | Liquid Media Group (Canada) Ltd.
Significant Accounting Policies [Line Items]
Percentage owned		100.00%	0.00%	0.00%
USA | Majesco Entertainment Company ("Majesco)
Significant Accounting Policies [Line Items]
Percentage owned		51.00%	0.00%	0.00%